Investments accounted for using equity method (Details Textual) lb in Thousands, $ in Thousands, $ in Thousands		12 Months Ended
	Nov. 18, 2019 CLP ($)	Dec. 31, 2021 CLP ($) lb	Dec. 31, 2021 USD ($) lb	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)	Aug. 16, 2017 CLP ($)	Aug. 16, 2017 USD ($)
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Percentage Voting Interest Acquired		49.9589%	49.9589%
Other cash payments to acquire interests in joint ventures, classified as investing activities		$ 5,791,718		$ 19,287,372	$ 13,549,638
Decrease in Final Capital	$ 12,144,358
Capital decrease		$ 0		(1,355,651)
Foods Compania de Alimentos CCU S.A. [Member] | Bodega San Juan SAU [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Decrease in Capital	$ 22,400,000
Zona Franca Central Cervecera S.A.S. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Other cash payments to acquire interests in joint ventures, classified as investing activities			$ 279,394,156	185,986,350
Zona Franca Central Cervecera S.A.S. [Member] | CCU Inversiones ll Limitada [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Percentage Voting Interest Acquired						50.00%	50.00%
Consideration transferred, acquisition-date fair value						$ 6,432	$ 10,204
Central Cervecera de Colombia S.A.S. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Annual Beer Production Capacity In Hectoliters | lb		3,000,000	3,000,000
Other cash payments to acquire interests in joint ventures, classified as investing activities			$ 286,949,917	$ 191,778,048